Income Taxes - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 2,282	$ 1,848
Unused tax losses for which a deferred tax asset has not been recognised	696	499
Capital tax losses for which no deferred tax asset recognised	181	137
Temporary differences associated with investments in subsidiaries, branches, joint ventures and associates for which a deferred tax liability has not been recognised	$ 5,711	$ 5,452
Applicable tax rates	27.75%	26.30%
Benefit related to remeasurement of deferred tax balances	$ 86
Losses available for carry forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated non-capital tax losses	$ 4,349	$ 3,758
Bottom of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rates	0.00%
Top of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rates	25.00%
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net capital losses	$ 10	7
United States | Losses available for carry forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2	3
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net capital losses	0	13
Capital losses	275	178
United Kingdom
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Capital losses	$ 434	$ 452